Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bf33_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock Total International ex U.S. Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus dated October 5, 2016 and Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2016 (as amended October 5, 2016)

Effective June 19, 2017, the Fund will change its name to iShares MSCI Total International Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

BlackRock Total International ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf33_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock Total International ex U.S. Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus dated October 5, 2016 and Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2016 (as amended October 5, 2016)

Effective June 19, 2017, the Fund will change its name to iShares MSCI Total International Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.